UNITED STATES
                       SECURTITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number: 811-179

                         Central Securities Corporation
               (Exact name of Registrant as specified in charter)

                           630 Fifth Avenue, Suite 820
                            New York, New York 10111
                    (Address of principal executive offices)

                   Registrant's telephone number: 212-698-2020

                      Date of fiscal year end: December 31

             Date of reporting period: July 1, 2003 - June 30, 2004

Issuer: Flextronics International Ltd.                       CUSIP: Y2573F102
Ticker: FLEX
Meeting Date: 9/30/03

                                                                                                   For/
                                                                         Proposed       Fund      Against
Matter Voted On                                                             By          Vote       Mgt.
---------------------------------------------------------------------------------------------------------
1. Re-election of Richard L. Sharp as a director of the company.        Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
2A. Re-election of James A. Davidson as a director of the company.      Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
2B. Re-election of Lip-Bu Tan as a director of the company.             Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
3. Re-appointment of Patrick Foley as a director of the company.        Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
4. To appoint Deloitte & Touche LLP as independent auditors of the
company for the fiscal year ending March 31, 2004.                      Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
5. To approve an amendment to the company's 1997 employee share
purchase plan.                                                          Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
6. To approve the authorization for the directors of the company
to allot and issue ordinary shares.                                     Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
7. To approve the authorization for the company to provide cash
compensation to its directors.                                          Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
8. To approve the authorization of the proposed renewal of the
share mandate relating to acquisitions by the company of its            Management      FOR       FOR
own issued ordinary shares.
---------------------------------------------------------------------------------------------------------

================================================================================

Issuer: Wind River Systems, Inc.                              CUSIP: 973149 10 7
Ticker: WIND
Meeting Date: 12/19/03

                                                                                                   For/
                                                                         Proposed       Fund      Against
Matter Voted On                                                             By          Vote       Mgt.
---------------------------------------------------------------------------------------------------------
1. To approve the amendment of Wind River's 1998 Incentive Plan to
(I) increase the aggregate number of shares of common stock by
1,900,000 shares and (II) increase the maximum number of shares of      Management      FOR       FOR
the common stock that may be issued to any employee in accordance with section 162(M) of the internal revenue code.
---------------------------------------------------------------------------------------------------------

================================================================================

Issuer: Solectron Corporation                                 CUSIP: 834182 10 7
Ticker: SLR
Meeting Date: 1/7/04

                                                                                                    For/
                                                                        Proposed        Fund      Against
Matter Voted On                                                            By           Vote        Mgt.
---------------------------------------------------------------------------------------------------------
1. To elect the following nominees for the Board of Directors:
---------------------------------------------------------------------------------------------------------
    1. William A. Hassler                                               Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
    2. Michael R. Cannon                                                Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
    3. Richard A. D'Amore                                               Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
    4. Heinz Fridrich                                                   Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
    5. William R. Graber                                                Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
    6. Dr. Paul R. Low                                                  Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
    7. C. Wesley M. Scott                                               Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
    8. Osamu Yamada                                                     Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
    9. Cyril Yansouni                                                   Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
2. To approve an amendment to the company's 2002 stock option
plan to permit an option exchange program.                              Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
3. To ratify the appointment of KPMG LLP as independent auditors
of the Management FOR FOR company for the fiscal year ending            Management      FOR       FOR
August 31, 2004.
---------------------------------------------------------------------------------------------------------

================================================================================

Issuer: Accenture Ltd.                                        CUSIP: G1150G 11 1
Ticker: ACN
Meeting Date: 2/5/04

                                                                                                   For/
                                                                        Proposed        Fund      Against
Matter Voted On                                                            By           Vote       Mgt.
---------------------------------------------------------------------------------------------------------
1. A vote for election of the following nominees for the Board of Directors:
---------------------------------------------------------------------------------------------------------
    1. Dennis F. Hightower                                              Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
    2. William L. Kimsey                                                Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
    3. Robert I. Lipp                                                   Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
    4. Wulf Von Schimmelmann                                            Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
2. To approve an amendment to the company's 2002 stock option
plan to permit an option exchange program                               Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
3. Re-appointment  of KPMG LLP as independent auditors for the 2004
fiscal year and determination of the board of directors to determine    Management      FOR       FOR
KPMG LLP's remuneration
---------------------------------------------------------------------------------------------------------

================================================================================

Issuer: ArvinMeritor, Inc.                                    CUSIP: 043353 10 1
Ticker: ARM
Meeting Date: 2/18/04

                                                                                                   For/
                                                                        Proposed        Fund      Against
Matter Voted On                                                            By           Vote       Mgt.
---------------------------------------------------------------------------------------------------------
1. A vote for election of the following nominees for the Board of Director:
---------------------------------------------------------------------------------------------------------
    1. Rhonda L. Brooks                                                 Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
    2. William R. Newlin                                                Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
    3. Terrence E. O'Rourke                                             Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
    4. Larry D. Yost                                                    Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
    5. Richard W. Hanselman                                             Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
2. The selection of auditors (Deloitte & Touche LLP)                    Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
3. Approval of the 2004 Directors stock plan                            Management      FOR       FOR
---------------------------------------------------------------------------------------------------------

================================================================================

Issuer: Analog Devices, Inc.                                  CUSIP: 032654 10 5
Ticker: ADI
Meeting Date: 3/9/04

                                                                                                   For/
                                                                        Proposed        Fund      Against
Matter Voted On                                                            By           Vote       Mgt.
---------------------------------------------------------------------------------------------------------
1. A vote for election of the following nominees for director:
---------------------------------------------------------------------------------------------------------
    1. Jerald G. Fishman                                                Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
    2. F. Grant Saviers                                                 Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
2. To approve an amendment to the Company's restated Articles of
Organization to increase the number of authorized shares of common      Management      FOR       FOR
stock form 600,000,000 shares to 1,200,000,000 shares
---------------------------------------------------------------------------------------------------------
3. To ratify the selection of Ernst & Young LLP as the Company's
independent auditors for the fiscal year ending October 30, 2004.       Management      FOR       FOR
---------------------------------------------------------------------------------------------------------

================================================================================

Issuer: Apple Computer, Inc.                                  CUSIP: 037833 10 0
Ticker: APPL
Meeting Date: 4/22/04

                                                                                                   For/
                                                                        Proposed        Fund      Against
Matter Voted On                                                            By           Vote       Mgt.
---------------------------------------------------------------------------------------------------------
1. To elect the following nominees for the Board of Directors:
---------------------------------------------------------------------------------------------------------
    1. William V. Campbell                                              Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
    2. Millard S. Drexler                                               Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
    3. Albert A. Gore, Jr.                                              Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
    4. Steven P. Jobs                                                   Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
    5. Arthur D. Levinson                                               Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
    6. Jerome B. York                                                   Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
2. To ratify the appointment of KPMG LLP as independent auditors
of the company for fiscal year 2004.                                    Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
3. To consider a stockholder proposal re: Executive Compensation.       Stockholder     AGAINST   FOR
---------------------------------------------------------------------------------------------------------

================================================================================

Issuer: Merck & Co., Inc.                                     CUSIP: 589331 10 7
Ticker: MRK
Meeting Date: 4/27/04

                                                                                                   For/
                                                                        Proposed        Fund      Against
Matter Voted On                                                            By           Vote       Mgt.
---------------------------------------------------------------------------------------------------------
1. To elect the following nominees for the Board of Directors:
---------------------------------------------------------------------------------------------------------
    1. Peter C. Wendell                                                 Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
    2. William G. Bowen                                                 Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
    3. William M. Daley                                                 Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
    4. Thomas E. Shenk                                                  Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
    5. Wendell P. Weeks                                                 Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
2. Ratification of the appointment of the company's independent
auditors for 2004.                                                      Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
3. Proposal to amend the restated certificate of incorporation to
declassify the board of directors.                                      Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
4. Proposal concerning management compensation.                         Stockholder     AGAINST   FOR
---------------------------------------------------------------------------------------------------------
5. Proposal concerning extension of prescription drug patents.          Stockholder     AGAINST   FOR
---------------------------------------------------------------------------------------------------------
6. Proposal concerning ethical and social performance of the
company.                                                                Stockholder     AGAINST   FOR
---------------------------------------------------------------------------------------------------------
7. Proposal concerning the use of shareholder resources for
political purposes.                                                     Stockholder     AGAINST   FOR
---------------------------------------------------------------------------------------------------------
8. Proposal concerning a report related to the global HIV/AIDS
pandemic.                                                               Stockholder     AGAINST   FOR
---------------------------------------------------------------------------------------------------------


================================================================================

Issuer: Abbott Laboratories                                   CUSIP: 002824 10 0
Ticker: ABT
Meeting Date: 4/23/04

                                                                                                   For/
                                                                        Proposed        Fund      Against
Matter Voted On                                                            By           Vote       Mgt.
---------------------------------------------------------------------------------------------------------
1. To elect the following nominees for the Board of Directors:
---------------------------------------------------------------------------------------------------------
    1. R.S. Austin                                                      Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
    2. H.L. Fuller                                                      Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
    3. R.A. Gonzalez                                                    Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
    4. J.M. Greenberg                                                   Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
    5. J.M. Leiden                                                      Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
    6. D.A.L. Owen                                                      Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
    7. B. Powell Jr.                                                    Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
    8. A.B. Rand                                                        Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
    9. W.A. Reynolds                                                    Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
   10. R.S. Roberts                                                     Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
   11. W.D. Smithburg                                                   Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
   12. J.R. Walter                                                      Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
   13. M.D. White                                                       Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
2. Ratification of Deloitte & Touche LLP as auditors.                   Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
3. Proposal concerning prescription drugs.                              Stockholder     AGAINST   FOR
---------------------------------------------------------------------------------------------------------
4. Proposal concerning political contributions.                         Stockholder     AGAINST   FOR
---------------------------------------------------------------------------------------------------------
5. Proposal concerning option grants for senior officers.               Stockholder     AGAINST   FOR
---------------------------------------------------------------------------------------------------------
6. Proposal concerning global infectious diseases.                      Stockholder     AGAINST   FOR
---------------------------------------------------------------------------------------------------------


================================================================================

Issuer: The Bank of New York Company, Inc.                    CUSIP: 064057 10 2
Ticker: BK
Meeting Date: 4/13/04

                                                                                                   For/
                                                                        Proposed        Fund      Against
Matter Voted On                                                            By           Vote       Mgt.
---------------------------------------------------------------------------------------------------------
1. To elect the following nominees for the Board of Directors:
---------------------------------------------------------------------------------------------------------
    1. Mr. Biondi                                                       Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
    2. Mr. Donofrio                                                     Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
    3. Mr. Griffith                                                     Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
    4. Mr. Hassell                                                      Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
    5. Mr. Kogan                                                        Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
    6. Mr. Kowalski                                                     Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
    7. Mr. Luke                                                         Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
    8. Mr. Malone                                                       Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
    9. Mr. Myners                                                       Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
   10. Mr. Pozen                                                        Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
   11. Ms. Rein                                                         Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
   12. Mr. Renyi                                                        Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
   13. Mr. Richardson                                                   Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
   14. Mr. Roberts                                                      Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
   15. Mr. Scott                                                        Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
2. Ratification of Ernst & Young LLP as auditors.                       Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
3. Approval of an amendment to the 2004 management incentive
compensation plan.                                                      Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
4. Proposal with respect to political contributions.                    Stockholder     AGAINST   FOR
---------------------------------------------------------------------------------------------------------
5. Proposal with respect to executive compensation.                     Stockholder     AGAINST   FOR
---------------------------------------------------------------------------------------------------------
6. Proposal with respect to the composition of the risk committee.      Stockholder     AGAINST   FOR
---------------------------------------------------------------------------------------------------------
7.  Proposal with respect to the company's rights plan                  Stockholder     AGAINST   FOR
---------------------------------------------------------------------------------------------------------


================================================================================

Issuer: Dover Corporation                                     CUSIP: 260003 10 8
Ticker: DOV
Meeting Date: 4/20/04

                                                                                                   For/
                                                                        Proposed        Fund      Against
Matter Voted On                                                            By           Vote       Mgt.
---------------------------------------------------------------------------------------------------------
1. To elect the following nominees for the Board of Directors:
---------------------------------------------------------------------------------------------------------
    1. D.H. Benson                                                      Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
    2. J.P.M. Ergas                                                     Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
    3. K.C. Graham                                                      Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
    4. R.L. Hoffman                                                     Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
    5. J.L. Koley                                                       Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
    6. R.K. Lochridge                                                   Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
    7. T.L. Reece                                                       Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
    8. B.G. Rethore                                                     Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
    9. G.L. Roubos                                                      Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
   10. M.B. Stubbs                                                      Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
2. To consider and approve the 2005 equity and cash incentive plan.     Management      FOR       FOR
---------------------------------------------------------------------------------------------------------


================================================================================

Issuer: Unisys Corporation                                    CUSIP: 909214 10 8
Ticker: UIS
Meeting Date: 4/22/04

                                                                                                   For/
                                                                        Proposed        Fund      Against
Matter Voted On                                                            By           Vote       Mgt.
---------------------------------------------------------------------------------------------------------
1. To elect the following nominees for the Board of Directors: (1)
Henry C. Duques, (2) Clayton M. Jones, (3) Theodore E. Martin, (4)      Management      FOR       FOR
Lawrence A. Weinbach.
---------------------------------------------------------------------------------------------------------

================================================================================

Issuer: Schering-Plough Corporation                           CUSIP: 806605 10 1
Ticker: SGP
Meeting Date: 4/27/04

                                                                                                   For/
                                                                        Proposed        Fund      Against
Matter Voted On                                                            By           Vote       Mgt.
---------------------------------------------------------------------------------------------------------
1. To elect the following nominees for the Board of Directors:
(1) Fred Hassan, (2) Philip Leder, (3) Eugene R. McGrath,               Management      FOR       FOR
(4) Richard de J. Osborne.
---------------------------------------------------------------------------------------------------------
2. Ratification of designation of Deloitte & Touche LLP as
independent auditors.                                                   Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
3. Approval of the operations management team incentive plan.           Management      FOR       FOR
---------------------------------------------------------------------------------------------------------


================================================================================

Issuer: Motorola, Inc.                                        CUSIP: 620076 10 9
Ticker: MOT
Meeting Date: 5/3/04

                                                                                                   For/
                                                                        Proposed        Fund      Against
Matter Voted On                                                            By           Vote       Mgt.
---------------------------------------------------------------------------------------------------------
1. To elect the following nominees for the Board of Directors:
---------------------------------------------------------------------------------------------------------
    1. E. Zander                                                        Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
    2. H.L. Fuller                                                      Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
    3. J. Lewent                                                        Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
    4. W. Massey                                                        Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
    5. N. Negroponte                                                    Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
    6. I. Nooyi                                                         Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
    7. J. Pepper                                                        Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
    8. S. Scott                                                         Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
    9. D. Warner III                                                    Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
   10. J. White                                                         Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
   11. M. Zafirovski                                                    Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
2. Shareholder proposal re: Commonsense Executive Compensation          Stockholder     AGAINST   FOR
---------------------------------------------------------------------------------------------------------
3. Shareholder proposal re: Performance and time-based restricted
shares                                                                  Stockholder     AGAINST   FOR
---------------------------------------------------------------------------------------------------------

================================================================================

Issuer: Capital One Financial Corporation                     CUSIP: 14040H 10 5
Ticker: COF
Meeting Date: 4/29/04

                                                                                                   For/
                                                                        Proposed        Fund      Against
Matter Voted On                                                            By           Vote       Mgt.
---------------------------------------------------------------------------------------------------------
1. To elect the following nominees for the Board of Directors:
---------------------------------------------------------------------------------------------------------
    1. W. Ronald Dietz                                                  Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
    2. Lewis Hay, III                                                   Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
    3. Mayo A. Shattuck, III                                            Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
2. Ratification of Ernst & Young as independent auditors of the
corporation for 2004.                                                   Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
3. Approval of Capital One's 2004 stock incentive plan.                 Management      FOR       FOR
---------------------------------------------------------------------------------------------------------


================================================================================

Issuer: Rohm and Haas Company                                 CUSIP: 775371 10 7
Ticker: ROH
Meeting Date: 5/3/04

                                                                                                   For/
                                                                        Proposed        Fund      Against
Matter Voted On                                                            By           Vote       Mgt.
---------------------------------------------------------------------------------------------------------
1. To elect the following nominees for the Board of Directors:
---------------------------------------------------------------------------------------------------------
    1. W.J. Avery                                                       Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
    2. J.M. Fitzpatrick                                                 Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
    3. E.G. Graves                                                      Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
    4. R.L. Gupta                                                       Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
    5. D.W. Haas                                                        Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
    6. T. W. Haas                                                       Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
    7. J. A. Henderson                                                  Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
    8. R.L. Keyser                                                      Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
    9. J.P. Montoya                                                     Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
   10. S.O. Moose                                                       Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
   11. G.S. Omenin                                                      Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
   12. G.L. Rogers                                                      Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
   13. R.H. Schmitz                                                     Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
   14. M.C. Whittington                                                 Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
2. Approval of a proposal to adopt the 2004 Rohm and Haas Company
Annual Incentive Plan.                                                  Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
3.  Approval of a proposal to adopt the 2004 Rohm and Haas Company
Long-Term Performance Share Plan.                                       Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
4.  Approval of the 2004 amended and restated Rohm and Haas Company
Stock Plan.                                                             Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
5. Ratification of PricewaterhouseCoopers LLP as Rohm and Haas
Company's independent auditor for 2004.                                 Management      FOR       FOR
---------------------------------------------------------------------------------------------------------


================================================================================

Issuer: Kerr-McGee Corporation                                CUSIP: 492386 10 7
Ticker: KMG
Meeting Date: 5/11/04

                                                                                                   For/
                                                                        Proposed        Fund      Against
Matter Voted On                                                            By           Vote       Mgt.
---------------------------------------------------------------------------------------------------------
1. To elect the following nominees for the Board of Directors:
---------------------------------------------------------------------------------------------------------
    1. William E. Bradford                                              Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
    2. Luke R. Corbett                                                  Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
    3. David C. Genever-Watling                                         Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
    4. Farah M. Walters                                                 Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
2.  Ratification of appointment of Ernst & Young LLP as independent
auditors for 2004.                                                      Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
3. Stockholder proposal requesting establishment of an office of the
board of directors.                                                     Stockholder     AGAINST   FOR
---------------------------------------------------------------------------------------------------------


================================================================================

Issuer: Intel Corporation                                     CUSIP: 458104 10 0
Ticker: INTC
Meeting Date: 5/19/04

                                                                                                   For/
                                                                        Proposed        Fund      Against
Matter Voted On                                                            By           Vote       Mgt.
---------------------------------------------------------------------------------------------------------
1. To elect the following nominees for the Board of Directors:
---------------------------------------------------------------------------------------------------------
    1. Craig R. Barrett                                                 Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
    2. Charlene Barshefsky                                              Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
    3. E. John P. Browne                                                Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
    4. Andrew S. Grove                                                  Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
    5. D. James Guzy                                                    Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
    6. Reed E. Hundt                                                    Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
    7. Paul S. Otellini                                                 Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
    8. David S. Pottruck                                                Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
    9. Jane E. Shaw                                                     Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
   10. John L. Thornton                                                 Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
   11. David B. Yoffie                                                  Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
2.  Ratification of appointment of Ernst & Young LLP as independent
auditors.                                                               Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
3.  Approval of the 2004 equity incentive plan                          Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
4. Stockholder proposal requesting the expensing of stock options.      Stockholder     AGAINST   FOR
---------------------------------------------------------------------------------------------------------
5. Stockholder proposal requesting the use of performance-vesting
stock.                                                                  Stockholder     AGAINST   FOR
---------------------------------------------------------------------------------------------------------
6. Stockholder proposal requesting the use of performance-based
stock options.                                                          Stockholder     FOR       AGAINST
---------------------------------------------------------------------------------------------------------


================================================================================

Issuer: Cincinnati Bell                                       CUSIP: 171871 10 6
Ticker: CBB
Meeting Date: 4/23/04

                                                                                                   For/
                                                                        Proposed        Fund      Against
Matter Voted On                                                            By           Vote       Mgt.
---------------------------------------------------------------------------------------------------------
1. To elect the following nominees for the Board of Directors:
---------------------------------------------------------------------------------------------------------
    1. Phillip R. Cox                                                   Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
    2. Michael G. Morris                                                Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
    3. John M. Zrno                                                     Management      FOR       FOR
---------------------------------------------------------------------------------------------------------


================================================================================

Issuer: Vical Incorporated                                    CUSIP: 925602 10 4
Ticker: VICL
Meeting Date: 5/10/04

                                                                                                   For/
                                                                        Proposed        Fund      Against
Matter Voted On                                                            By           Vote       Mgt.
---------------------------------------------------------------------------------------------------------
1. To elect the following nominees for the Board of Directors:
---------------------------------------------------------------------------------------------------------
    1. Robert H. Campbell                                               Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
    2. Gary A. Lyons                                                    Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
2.  To approve the amendment of the company's stock incentive plan.     Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
3.  To ratify the selection of KPMG LLP as the company's independent
auditors for 2004.                                                      Management      FOR       FOR
---------------------------------------------------------------------------------------------------------


================================================================================

Issuer: Murphy Oil Corporation                                CUSIP: 626717 10 2
Ticker: MUR
Meeting Date: 5/12/04

                                                                                                   For/
                                                                        Proposed        Fund      Against
Matter Voted On                                                            By           Vote       Mgt.
---------------------------------------------------------------------------------------------------------
1. To elect the following nominees for the Board of Directors:
---------------------------------------------------------------------------------------------------------
    1. F.W. Blue                                                        Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
    2. G.S. Dembroski                                                   Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
    3. C.P. Deming                                                      Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
    4. R.A. Hermes                                                      Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
    5. R.M. Murphy                                                      Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
    6. W.C. Nolan, Jr.                                                  Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
    7. I.B. Ramberg                                                     Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
    8. D.J.H. Smith                                                     Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
    9. C.G. Theus                                                       Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
2.  To approve the appointment of KPMG LLP as independent auditors.     Management      FOR       FOR
---------------------------------------------------------------------------------------------------------


================================================================================

Issuer: Ceridian Corporation                                  CUSIP: 156779 10 0
Ticker: CEN
Meeting Date: 5/12/04

                                                                                                   For/
                                                                        Proposed        Fund      Against
Matter Voted On                                                            By           Vote       Mgt.
---------------------------------------------------------------------------------------------------------
1. To elect the following nominees for the Board of Directors:
---------------------------------------------------------------------------------------------------------
    1. William J. Cadogan                                               Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
    2. Nicholas D. Chabra                                               Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
    3. Robert H. Ewald                                                  Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
    4. Ronald T. Lemay                                                  Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
    5. George R. Lewis                                                  Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
    6. Ronald L. Turner                                                 Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
    7. Carole J. Uhrich                                                 Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
    8. Alan F. White                                                    Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
2.  Proposal to approve the Ceridian Corporation 2004 Long-term
stock incentive plan.                                                   Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
3. Proposal to approve the Ceridian Corporation amended and
restated employee stock purchase plan.                                  Management      FOR       FOR
---------------------------------------------------------------------------------------------------------


================================================================================

Issuer: Laboratory Corporation of America Holdings            CUSIP: 50540R 40 9
Ticker: LH
Meeting Date: 5/12/04

                                                                                                   For/
                                                                        Proposed        Fund      Against
Matter Voted On                                                            By           Vote       Mgt.
---------------------------------------------------------------------------------------------------------
1. To elect the following nominees for the Board of Directors:
---------------------------------------------------------------------------------------------------------
    1. Thomas P. Mac Mahon                                              Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
    2. Jean-Luc Belingard                                               Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
    3. Wendy E. Lane                                                    Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
    4. R.E. Mittelstaedt                                                Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
    5. Andrew G. Wallace, M.D.                                          Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
    6. M. Keith Weikel                                                  Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
    7. Craig M. Watson                                                  Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
2.  Approval of the amendments to the 1997 employee stock purchase
plan (the "ESPP Amendment").                                            Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
3. Ratification of the appointment of PricewaterhouseCoopers LLP as
Laboratory Corporation of America Holdings' independent accountants     Management      FOR       FOR
for 2004.
---------------------------------------------------------------------------------------------------------


================================================================================

Issuer: Marsh & McLennan Companies, Inc.                      CUSIP: 571748 10 2
Ticker: MMC
Meeting Date: 5/20/04

                                                                                                   For/
                                                                        Proposed        Fund      Against
Matter Voted On                                                            By           Vote       Mgt.
---------------------------------------------------------------------------------------------------------
1. To elect the following nominees for the Board of Directors:
---------------------------------------------------------------------------------------------------------
    1. Lewis W. Bernard                                                 Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
    2. Mathis Cabiallavetta                                             Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
    3. Zachary W. Carter                                                Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
    4. Robert F. Erburu                                                 Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
    5. Oscar Fanjul                                                     Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
    6. Ray J. Groves                                                    Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
2.  Ratification of Deloitte & Touche LLP as independent auditors
for 2004.                                                               Management      FOR       FOR
---------------------------------------------------------------------------------------------------------


================================================================================

Issuer: Arch Capital Group LTD                                CUSIP: G0450A 105
Ticker: ACGL
Meeting Date: 5/5/04

                                                                                                   For/
                                                                        Proposed        Fund      Against
Matter Voted On                                                            By           Vote       Mgt.
---------------------------------------------------------------------------------------------------------
1. To elect the following nominees for the Board of Directors:
---------------------------------------------------------------------------------------------------------
    1. Robert Clements                                                  Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
    2. Wolfe (Bill) H. Bragin                                           Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
    3. John L. Bruce, Jr.                                               Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
    4. Sean D. Carney                                                   Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
    5. James J. Ansaldi                                                 Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
    6. Graham B. Collis                                                 Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
    7. Dwight R. Evans                                                  Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
    8. Marc Grandisson                                                  Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
    9. Paul B. Ingrey                                                   Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
   10. Ralphe E. Jones, III                                             Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
   11. Thomas G. Kaiser                                                 Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
   12. Martin J. Nilson                                                 Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
   13. Debra M. O'Connor                                                Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
   14. Steven K. Parker                                                 Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
   15. Robert T. Van Gieson                                             Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
   16. John D. Vollaro                                                  Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
   17. Graham Ward                                                      Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
   18. Robert C. Worme                                                  Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
2. To ratify the selection of PricewaterhouseCoopers LLP as the
company's independent auditors for the fiscal year ending               Management      FOR       FOR
December 31, 2004.
---------------------------------------------------------------------------------------------------------


================================================================================

Issuer: American International Group, Inc.                    CUSIP: 026874 10 7
Ticker: AIG
Meeting Date: 5/19/04

                                                                                                   For/
                                                                        Proposed        Fund      Against
Matter Voted On                                                            By           Vote       Mgt.
---------------------------------------------------------------------------------------------------------
1. To elect the following nominees for the Board of Directors:
---------------------------------------------------------------------------------------------------------
    1. M. Aidinoff                                                      Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
    2. P. Chia                                                          Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
    3. M. Cohen                                                         Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
    4. W. Cohen                                                         Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
    5. M. Feldstein                                                     Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
    6. E. Futter                                                        Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
    7. M. Greenberg                                                     Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
    8. C. Hills                                                         Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
    9. F. Hoenemeyer                                                    Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
   10. R. Holbrooke                                                     Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
   11. D. Kanak                                                         Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
   12. H. Smith                                                         Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
   13. M. Sullivan                                                      Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
   14. E. Tse                                                           Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
   15. F. Zarb                                                          Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
2. To adopt a chief executive officer annual compensation plan.         Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
3. To adopt a director stock plan.                                      Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
4. Ratification of independent accountants.                             Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
5. Shareholder proposal relating to political contributions.            Stockholder     AGAINST   FOR
---------------------------------------------------------------------------------------------------------
6. Stockholder proposal relating to investments in tobacco equities.    Stockholder     AGAINST   FOR
---------------------------------------------------------------------------------------------------------
7. Shareholder proposal relating to sub-prime lending.                  Stockholder     AGAINST   FOR
---------------------------------------------------------------------------------------------------------


================================================================================

Issuer: PolyOne Corporation                                   CUSIP: 73179P 10 6
Ticker: POL
Meeting Date: 5/20/04

                                                                                                   For/
                                                                        Proposed        Fund      Against
Matter Voted On                                                            By           Vote       Mgt.
---------------------------------------------------------------------------------------------------------
1. To elect the following nominees for the Board of Directors:
---------------------------------------------------------------------------------------------------------
    1. Carol A. Cartwright                                              Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
    2. Gale Duff-Bloom                                                  Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
    3. J. Douglas Campbell                                              Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
    4. Wayne R. Embry                                                   Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
    5. Robert A. Garda                                                  Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
    6. Gordon D. Harnett                                                Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
    7. David H. Hoag                                                    Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
    8. William F. Patient                                               Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
    9. Thomas A. Waltermire                                             Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
   10. Farah M. Walters                                                 Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
2. Proposal to approve the PolyOne Corporation deferred
compensation plan for non-employee directors.                           Management      FOR       FOR
---------------------------------------------------------------------------------------------------------


================================================================================

Issuer: Unocal Corporation                                    CUSIP: 915289 10 2
Ticker: UCL
Meeting Date: 5/24/04

                                                                                                   For/
                                                                        Proposed        Fund      Against
Matter Voted On                                                            By           Vote       Mgt.
---------------------------------------------------------------------------------------------------------
1. To elect the following nominees for the Board of Directors:
---------------------------------------------------------------------------------------------------------
    1. Richard D. McCormick                                             Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
    2. Marina V.N. Whitman                                              Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
    3. Charles R. Williamson                                            Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
2. Ratification of appointment of PricewaterhouseCoopers LLP as
independent auditors.                                                   Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
3.  Approval of the 2004 management incentive plan.                     Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
4. Approval of the 2004 directors' deferred compensation and
restricted stock unit award plan.                                       Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
5. Stockholder proposal: bylaw requiring that the chairman not
concurrently serve as CEO.                                              Stockholder     AGAINST   FOR
---------------------------------------------------------------------------------------------------------
6. Stockholder proposal: use of restricted stock programs for
executive compensation in lieu of stock options.                        Stockholder     AGAINST   FOR
---------------------------------------------------------------------------------------------------------
7. Stockholder proposal: board of directors office for direct
communications with independent directors regarding corporate           Stockholder     AGAINST   FOR
governance.
---------------------------------------------------------------------------------------------------------
8. Stockholder proposal: board of directors committee report on
greenhouse gases.                                                       Stockholder     AGAINST   FOR
---------------------------------------------------------------------------------------------------------


================================================================================

Issuer: Transport Corporation of America, Inc.                CUSIP: 89385P 10 2
Ticker: TCAM
Meeting Date: 5/27/04

                                                                                                   For/
                                                                        Proposed        Fund      Against
Matter Voted On                                                            By           Vote       Mgt.
---------------------------------------------------------------------------------------------------------
1. To elect the following nominees for the Board of Directors:
---------------------------------------------------------------------------------------------------------
    1. Anton J. Christianson                                            Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
    2. William P. Murane                                                Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
    3. Charles M. Osborne                                               Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
    4. Michael J. Paxton                                                Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
    5. Kenneth J. Roering                                               Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
    6. William D. Slattery                                              Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
2. Proposal to amend the Transport Corporation of America 1995
Stock Plan to permit awards of restricted stock under the plan.         Management      FOR       FOR
---------------------------------------------------------------------------------------------------------


================================================================================

Issuer: CarMax, Inc.                                          CUSIP: 143130 10 2
Ticker: KMX
Meeting Date: 6/29/04

                                                                                                   For/
                                                                        Proposed        Fund      Against
Matter Voted On                                                            By           Vote       Mgt.
---------------------------------------------------------------------------------------------------------
1. To elect the following nominees for the Board of Directors:
---------------------------------------------------------------------------------------------------------
    1. Keith D. Browning                                                Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
    2. James F. Clingman, Jr.                                           Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
    3. Hugh G. Robinson                                                 Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
    4. Richard L. Sharp                                                 Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
    5. Thomas G. Stemberg                                               Management      FOR       FOR
---------------------------------------------------------------------------------------------------------
2.  Proposal to approve an amendment to the CarMax, Inc. 2002           Management      FOR       FOR
employee stock purchase plan.
---------------------------------------------------------------------------------------------------------


================================================================================

Issuer: Kerr-McGee Corporation                                CUSIP: 492386 10 7
Ticker: KMG
Meeting Date: 6/25/04

                                                                                                   For/
                                                                        Proposed        Fund      Against
Matter Voted On                                                            By           Vote       Mgt.
---------------------------------------------------------------------------------------------------------
1.  Approval of the issuance of shares of Kerr-McGee Corporation common stock in connection with the merger of Westport Resources
Corporation with and into Kerr-McGee (Nevada) LLC, a wholly owned       Management      FOR       FOR
subsidiary of Kerr-McGee Corporation.
---------------------------------------------------------------------------------------------------------


================================================================================

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Central Securities Corporation

By (Signature and Title) /s/ Wilmot H. Kidd
                         ----------------------------------
                             Wilmot H. Kidd
                             President

Date  August 16, 2004